NON-CONTROLLING INTEREST (Details Narrative)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Avino Mexico [Member]
Disclosure of detailed information about business combination [line items]
Ownership interest, percentage		99.67%
Non-controlling interest		0.33%
Avino Mexico [Member]
Disclosure of detailed information about business combination [line items]
Ownership interest, percentage	99.67%		99.67%
Non-controlling interest	0.33%		0.33%